Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and other current payables [abstract]
Trade payables	$ 60,081	$ 43,712
Taxes payable	213	243
Accrued expenses	50,357	46,750
Accounts payable and accrued liabilities	$ 110,651	$ 90,705